Schedule of revenue (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,013,482	$ 751,091	$ 1,290,951	$ 48,000
Agency [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	1,013,482	751,091	1,290,951	48,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue			1,170,951
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,013,482	$ 751,091	$ 120,000	$ 48,000